EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components of Numerator and Denominator in Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	5,881,275	5,881,275
Net (loss) from continuing operations	$ (18,486)	$ (764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income attributable to Frontline Ltd.	$ (18,755)	$ 7,175
Weighted average number of ordinary shares	77,859,000	77,859,000